SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 882	$ 955	$ 558
Work in process	518	425	904
Finished goods	1,070	1,468	305
Total	$ 2,470	$ 2,848	$ 1,767